Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	2019	2018	2017

Salaries	$1,251,277	$1,216,250	$932,133
Share-based payments (1)	2,135,579	2,449,683	2,110,773
Total	$3,386,856	$3,665,933	$3,042,906